Loans by Risk Rating (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment
Loans outstanding	$ 278,452	$ 235,043
Pass
Financing Receivable, Recorded Investment
Loans outstanding	74,987	52,177
Special mention
Financing Receivable, Recorded Investment
Loans outstanding	4,999	6,484
Substandard
Financing Receivable, Recorded Investment
Loans outstanding	5,238	2,495
Loans not formally rated
Financing Receivable, Recorded Investment
Loans outstanding	193,228	173,887
Home equity
Financing Receivable, Recorded Investment
Loans outstanding	46,742	45,245
Home equity | Substandard
Financing Receivable, Recorded Investment
Loans outstanding	116	155
Home equity | Loans not formally rated
Financing Receivable, Recorded Investment
Loans outstanding	46,626	45,090
Commercial and Industrial
Financing Receivable, Recorded Investment
Loans outstanding	20,576	15,469
Commercial and Industrial | Pass
Financing Receivable, Recorded Investment
Loans outstanding	18,425	13,048
Commercial and Industrial | Special mention
Financing Receivable, Recorded Investment
Loans outstanding	1,175	2,268
Commercial and Industrial | Substandard
Financing Receivable, Recorded Investment
Loans outstanding	976	153
Consumer
Financing Receivable, Recorded Investment
Loans outstanding	10,664	11,053
Consumer | Loans not formally rated
Financing Receivable, Recorded Investment
Loans outstanding	10,664	11,053
Real Estate | Residential
Financing Receivable, Recorded Investment
Loans outstanding	137,539	118,316
Real Estate | Residential | Substandard
Financing Receivable, Recorded Investment
Loans outstanding	1,601	572
Real Estate | Residential | Loans not formally rated
Financing Receivable, Recorded Investment
Loans outstanding	135,938	117,744
Real Estate | Commercial
Financing Receivable, Recorded Investment
Loans outstanding	55,158
Real Estate | Commercial | Pass
Financing Receivable, Recorded Investment
Loans outstanding	50,520
Real Estate | Commercial | Special mention
Financing Receivable, Recorded Investment
Loans outstanding	2,661
Real Estate | Commercial | Substandard
Financing Receivable, Recorded Investment
Loans outstanding	1,977
Real Estate | Construction and land development
Financing Receivable, Recorded Investment
Loans outstanding	7,773	2,982
Real Estate | Construction and land development | Pass
Financing Receivable, Recorded Investment
Loans outstanding	6,042	2,381
Real Estate | Construction and land development | Special mention
Financing Receivable, Recorded Investment
Loans outstanding	1,163	438
Real Estate | Construction and land development | Substandard
Financing Receivable, Recorded Investment
Loans outstanding	568	163
Real Estate | Home equity
Financing Receivable, Recorded Investment
Loans outstanding	46,742	45,245
Real Estate | Commercial
Financing Receivable, Recorded Investment
Loans outstanding	48,814	41,978
Real Estate | Commercial | Pass
Financing Receivable, Recorded Investment
Loans outstanding		36,748
Real Estate | Commercial | Special mention
Financing Receivable, Recorded Investment
Loans outstanding		3,778
Real Estate | Commercial | Substandard
Financing Receivable, Recorded Investment
Loans outstanding		$ 1,452